UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05914

Templeton Global Opportunities Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period: 09/30/17

Item 1. Schedule of Investments.

TEMPLETON GLOBAL OPPORTUNITIES TRUST

Statement of Investments, September 30, 2017 (unaudited)

	Industry	Shares	Value

Common Stocks 97.1%
Belgium 0.4%
UCB SA	Pharmaceuticals	23,150	$1,647,603
Canada 2.7%
[a] Husky Energy Inc	Oil, Gas & Consumable Fuels	370,600	4,639,740
Suncor Energy Inc	Oil, Gas & Consumable Fuels	78,278	2,743,636
Wheaton Precious Metals Corp	Metals & Mining	234,558	4,474,396
			11,857,772
China 11.1%
[a] Baidu Inc., ADR	Internet Software & Services	26,740	6,623,230
China Life Insurance Co. Ltd., H	Insurance	1,029,000	3,062,637
China Medical System Holdings Ltd	Pharmaceuticals	1,300,000	2,269,943
China Mobile Ltd	Wireless Telecommunication Services	356,900	3,616,219
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	10,243,610	5,245,299
[a] CIMC Enric Holdings Ltd	Machinery	6,856,000	4,484,860
CNOOC Ltd	Oil, Gas & Consumable Fuels	3,510,000	4,529,235
Greatview Aseptic Packaging Co. Ltd	Containers & Packaging	5,909,000	3,630,885
Hilong Holding Ltd	Energy Equipment & Services	14,430,000	2,161,272
Hollysys Automation Technologies Ltd	Electronic Equipment, Instruments
	& Components	120,810	2,610,704
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	4,564,000	3,230,933
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	1,549,900	3,785,640
Sinopharm Group Co. Ltd	Health Care Providers & Services	915,600	4,032,009
			49,282,866
France 8.6%
AXA SA.	Insurance	149,554	4,522,277
BNP Paribas SA	Banks	79,903	6,443,986
Cie Generale des Etablissements Michelin, B	Auto Components	42,062	6,138,266
Compagnie de Saint-Gobain	Building Products	81,358	4,847,212
Credit Agricole SA	Banks	245,277	4,457,610
Sanofi	Pharmaceuticals	66,414	6,592,945
Total SA	Oil, Gas & Consumable Fuels	94,105	5,053,446
			38,055,742
Germany 3.3%
Deutsche Lufthansa AG	Airlines	134,124	3,726,044
HeidelbergCement AG	Construction Materials	34,320	3,527,001
Merck KGaA	Pharmaceuticals	38,160	4,244,037
Siemens AG, ADR	Industrial Conglomerates	44,361	3,138,541
			14,635,623
Hong Kong 1.7%
[a] NewOcean Energy Holdings Ltd	Oil, Gas & Consumable Fuels	9,620,200	2,623,137
Vinda International Holdings Ltd	Household Products	1,145,000	2,151,735
VTech Holdings Ltd	Communications Equipment	183,300	2,670,311
			7,445,183
India 3.9%
Biocon Ltd	Biotechnology	684,812	3,482,779
Hero Motocorp Ltd	Automobiles	75,765	4,378,790
Oberoi Realty Ltd	Real Estate Management & Development	656,820	4,262,139
Torrent Pharmaceuticals Ltd	Pharmaceuticals	269,191	5,073,659
			17,197,367
Indonesia 0.6%
Matahari Department Store Tbk PT	Multiline Retail	3,653,000	2,515,056

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value
Common Stocks (continued)
Ireland 0.7%
CRH PLC	Construction Materials	88,197	$3,363,635
Israel 0.8%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	195,494	3,440,694
Italy 2.4%
Eni SpA.	Oil, Gas & Consumable Fuels	200,523	3,317,272
[a] UniCredit SpA	Banks	355,972	7,579,830
			10,897,102
Japan 5.0%
IHI Corp	Machinery	139,800	4,854,943
INPEX Corp	Oil, Gas & Consumable Fuels	225,500	2,394,398
Murata Manufacturing Co. Ltd	Electronic Equipment, Instruments
	& Components	29,500	4,333,689
Omron Corp	Electronic Equipment, Instruments
	& Components	89,100	4,534,532
SoftBank Group Corp	Wireless Telecommunication Services	77,100	6,220,591
			22,338,153
Luxembourg 0.6%
L’Occitane International SA	Specialty Retail	1,274,500	2,773,614
Netherlands 2.5%
Aegon NV	Insurance	577,826	3,364,780
ING Groep NV	Banks	260,170	4,795,906
NN Group NV.	Insurance	66,258	2,772,382
			10,933,068
Singapore 0.3%
First Resources Ltd	Food Products	977,400	1,361,201
South Korea 7.6%
Hana Financial Group Inc	Banks	234,883	9,710,824
Hyundai Mobis Co. Ltd	Auto Components	24,084	5,046,897
KB Financial Group Inc	Banks	178,241	8,730,819
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	3,327	7,448,269
Samsung Life Insurance Co. Ltd	Insurance	26,733	2,637,611
			33,574,420
Switzerland 2.5%
Roche Holding AG	Pharmaceuticals	23,380	5,968,129
UBS Group AG.	Capital Markets	292,390	4,996,958
			10,965,087
Taiwan 1.5%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	291,000	2,706,331
Quanta Computer Inc	Technology Hardware, Storage & Peripherals	1,709,000	3,927,054
			6,633,385
Thailand 2.6%
Bangkok Bank PCL, fgn	Banks	851,900	4,985,609
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	1,024,000	2,750,540
PTT Global Chemical PCL, fgn	Chemicals	1,684,700	3,893,215
			11,629,364
United Kingdom 7.7%
BAE Systems PLC	Aerospace & Defense	722,985	6,118,428
Barclays PLC	Banks	1,514,428	3,924,009
BP PLC	Oil, Gas & Consumable Fuels	909,422	5,816,933

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TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value

Common Stocks (continued)
United Kingdom (continued)
HSBC Holdings PLC	Banks	654,348	$6,463,569
Kingfisher PLC	Specialty Retail	773,208	3,092,985
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	5,839	175,942
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	164,170	5,047,997
[a] Standard Chartered PLC	Banks	341,400	3,363,019
			34,002,882
United States 30.6%
[a] Allegheny Technologies Inc	Metals & Mining	170,360	4,071,604
Allergan PLC	Pharmaceuticals	19,200	3,935,040
[a] Alphabet Inc., A	Internet Software & Services	6,840	6,660,245
American International Group Inc	Insurance	73,360	4,503,570
Amgen Inc	Biotechnology	43,720	8,151,594
Apache Corp	Oil, Gas & Consumable Fuels	23,180	1,061,644
Capital One Financial Corp	Consumer Finance	61,180	5,179,499
CF Industries Holdings Inc	Chemicals	108,400	3,811,344
Citigroup Inc	Banks	119,270	8,675,700
Comcast Corp., A	Media	179,780	6,917,934
[a] CommScope Holding Co. Inc	Communications Equipment	84,800	2,816,208
ConocoPhillips	Oil, Gas & Consumable Fuels	41,580	2,081,079
DXC Technology Co	IT Services	58,190	4,997,357
Eli Lilly & Co	Pharmaceuticals	49,580	4,241,073
Gilead Sciences Inc	Biotechnology	73,200	5,930,664
Helmerich & Payne Inc	Energy Equipment & Services	81,060	4,224,037
JPMorgan Chase & Co	Banks	79,620	7,604,506
Medtronic PLC	Health Care Equipment & Supplies	38,610	3,002,700
Microsoft Corp	Software	148,999	11,098,936
[a] Navistar International Corp	Machinery	219,610	9,678,213
Oracle Corp	Software	163,370	7,898,939
Pfizer Inc	Pharmaceuticals	77,024	2,749,757
Rockwell Collins Inc	Aerospace & Defense	33,930	4,434,990
Twenty-First Century Fox Inc., A	Media	135,710	3,580,030
Voya Financial Inc	Diversified Financial Services	110,400	4,403,856
Walgreens Boots Alliance Inc	Food & Staples Retailing	48,800	3,768,336
			135,478,855
Total Common Stocks (Cost $323,662,471)			430,028,672

Preferred Stocks (Cost $6,969,350) 1.7%
South Korea 1.7%
[b] Samsung Electronics Co. Ltd., 2.355%, pfd	Technology Hardware, Storage & Peripherals	4,272	7,691,383
Total Investments before Short Term
Investments (Cost $330,631,821)			437,720,055

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TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Short Term Investments (Cost $4,999,806) 1.2%
U.S. Government and Agency Securities
1.2%
United States 1.2%
[c] FHLB, 10/02/17	$5,000,000	$5,000,000
Total Investments (Cost $335,631,627)
100.0%		442,720,055
Other Assets, less Liabilities 0.0%†		206,143
Net Assets 100.0%		$442,926,198

See Abbreviations on page 7.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bVariable rate security. The rate shown represents the yield at period end.
cThe security was issued on a discount basis with no stated coupon rate.

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TEMPLETON GLOBAL OPPORTUNITIES TRUST

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Opportunities Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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TEMPLETON GLOBAL OPPORTUNITIES TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. The Fund did not hold any forward exchange contracts at period end.

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

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TEMPLETON GLOBAL OPPORTUNITIES TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2017, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments[a,b]	$437,720,055	$—	$—	$437,720,055
Short Term Investments	—	5,000,000	—	5,000,000
Total Investments in Securities	$437,720,055	$5,000,000	$—	$442,720,055

[a]Includes common and preferred stocks.
[b]For detailed categories, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|7

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Opportunities Trust

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date November 27, 2017

By /s/ Robert G. Kubilis

      Robert G. Kubilis

Chief Financial Officer and

 Chief Accounting Officer

Date November 27, 2017